The balance of these sector financial assets and liabilities, which are presented at net value, in assets or liabilities, in accordance with the tariff adjustments that have been authorized, are as follows: (Details) - BRL (R$)
R$ in Millions
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
IfrsStatementLineItems [Line Items]
Assets	R$ 2,148	R$ 4,058
Current assets	1,505	258
Non-current assets	4,969	3,799
Current liabilities	51	231
Financial assets (liabilities), net	2,097	(98)	R$ 882	R$ 1,080
Amounts Ratified By Aneel In The Last Tariff Adjustment [Member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net	(51)	(162)
Amounts Ratified By Aneel In The Next Tariff Adjustment [Member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net	2,148	64
C V A Account For Compensation Of Changes In Portion A Costs [Member]
IfrsStatementLineItems [Line Items]
Assets	5,122	1,646
Current assets	3,386	918
Non-current assets	1,736	728
Liabilities	(3,025)	(1,744)
Current liabilities	(2,215)	(1,149)
Non-current liabilities	(810)	(595)
Total current, net	1,171	(231)
Total non-current, net	926	133
Financial assets (liabilities), net	2,097	(98)
C V A Account For Compensation Of Changes In Portion A Costs [Member] | Quota For The Energy Development Account [Member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net	(67)	1
C V A Account For Compensation Of Changes In Portion A Costs [Member] | Tariff For Use Of Transmission Facilities Of Grid Participants [Member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net	243	219
C V A Account For Compensation Of Changes In Portion A Costs [Member] | Tariff For Transport Of Electricity Provided By Itaiputs [Member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net	12	18
C V A Account For Compensation Of Changes In Portion A Costs [Member] | Program To Encourage Alternative Sources Of Electricity Proinfa [Member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net	30	6
C V A Account For Compensation Of Changes In Portion A Costs [Member] | System Service Charges And Reserve Energy Charge [Member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net	984	38
C V A Account For Compensation Of Changes In Portion A Costs [Member] | Energy Purchased For Resale [Member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net	1,568	453
C V A Account For Compensation Of Changes In Portion A Costs [Member] | Overcontracting Of Supply [Member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net	125	109
C V A Account For Compensation Of Changes In Portion A Costs [Member] | Neutrality Of Portion A [Member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net	97	107
C V A Account For Compensation Of Changes In Portion A Costs [Member] | Billingreturn [Member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net	(371)	(481)
C V A Account For Compensation Of Changes In Portion A Costs [Member] | Other Financial Items [Member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net	(456)	(504)
C V A Account For Compensation Of Changes In Portion A Costs [Member] | Excess Demand And Reactive Power [Member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net	(68)	(64)
C V A Account For Compensation Of Changes In Portion A Costs [Member] | Amounts Ratified By Aneel In The Last Tariff Adjustment [Member]
IfrsStatementLineItems [Line Items]
Assets	989	84
Current assets	989	84
Non-current assets
Liabilities	(1,040)	(246)
Current liabilities	(1,040)	(246)
Non-current liabilities
Total current, net	(51)	(162)
Total non-current, net
Financial assets (liabilities), net	(51)	(162)
C V A Account For Compensation Of Changes In Portion A Costs [Member] | Amounts Ratified By Aneel In The Last Tariff Adjustment [Member] | Quota For The Energy Development Account [Member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net	24	1
C V A Account For Compensation Of Changes In Portion A Costs [Member] | Amounts Ratified By Aneel In The Last Tariff Adjustment [Member] | Tariff For Use Of Transmission Facilities Of Grid Participants [Member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net	146
C V A Account For Compensation Of Changes In Portion A Costs [Member] | Amounts Ratified By Aneel In The Last Tariff Adjustment [Member] | Tariff For Transport Of Electricity Provided By Itaiputs [Member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net	13
C V A Account For Compensation Of Changes In Portion A Costs [Member] | Amounts Ratified By Aneel In The Last Tariff Adjustment [Member] | Program To Encourage Alternative Sources Of Electricity Proinfa [Member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net	11
C V A Account For Compensation Of Changes In Portion A Costs [Member] | Amounts Ratified By Aneel In The Last Tariff Adjustment [Member] | System Service Charges And Reserve Energy Charge [Member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net	31	(1)
C V A Account For Compensation Of Changes In Portion A Costs [Member] | Amounts Ratified By Aneel In The Last Tariff Adjustment [Member] | Energy Purchased For Resale [Member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net	390	4
C V A Account For Compensation Of Changes In Portion A Costs [Member] | Amounts Ratified By Aneel In The Last Tariff Adjustment [Member] | Overcontracting Of Supply [Member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net	(68)	(56)
C V A Account For Compensation Of Changes In Portion A Costs [Member] | Amounts Ratified By Aneel In The Last Tariff Adjustment [Member] | Neutrality Of Portion A [Member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net	24	(3)
C V A Account For Compensation Of Changes In Portion A Costs [Member] | Amounts Ratified By Aneel In The Last Tariff Adjustment [Member] | Billingreturn [Member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net	(371)	(86)
C V A Account For Compensation Of Changes In Portion A Costs [Member] | Amounts Ratified By Aneel In The Last Tariff Adjustment [Member] | Other Financial Items [Member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net	(230)
C V A Account For Compensation Of Changes In Portion A Costs [Member] | Amounts Ratified By Aneel In The Last Tariff Adjustment [Member] | Excess Demand And Reactive Power [Member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net	(21)	(22)
C V A Account For Compensation Of Changes In Portion A Costs [Member] | Amounts Ratified By Aneel In The Next Tariff Adjustment [Member]
IfrsStatementLineItems [Line Items]
Assets	4,133	1,562
Current assets	2,397	834
Non-current assets	1,736	728
Liabilities	(1,985)	(1,498)
Current liabilities	(1,175)	(903)
Non-current liabilities	(810)	(595)
Total current, net	1,222	(69)
Total non-current, net	926	133
Financial assets (liabilities), net	2,148	64
C V A Account For Compensation Of Changes In Portion A Costs [Member] | Amounts Ratified By Aneel In The Next Tariff Adjustment [Member] | Quota For The Energy Development Account [Member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net	(91)
C V A Account For Compensation Of Changes In Portion A Costs [Member] | Amounts Ratified By Aneel In The Next Tariff Adjustment [Member] | Tariff For Use Of Transmission Facilities Of Grid Participants [Member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net	97	218
C V A Account For Compensation Of Changes In Portion A Costs [Member] | Amounts Ratified By Aneel In The Next Tariff Adjustment [Member] | Tariff For Transport Of Electricity Provided By Itaiputs [Member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net	(1)	18
C V A Account For Compensation Of Changes In Portion A Costs [Member] | Amounts Ratified By Aneel In The Next Tariff Adjustment [Member] | Program To Encourage Alternative Sources Of Electricity Proinfa [Member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net	19	6
C V A Account For Compensation Of Changes In Portion A Costs [Member] | Amounts Ratified By Aneel In The Next Tariff Adjustment [Member] | System Service Charges And Reserve Energy Charge [Member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net	953	39
C V A Account For Compensation Of Changes In Portion A Costs [Member] | Amounts Ratified By Aneel In The Next Tariff Adjustment [Member] | Energy Purchased For Resale [Member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net	1,178	449
C V A Account For Compensation Of Changes In Portion A Costs [Member] | Amounts Ratified By Aneel In The Next Tariff Adjustment [Member] | Overcontracting Of Supply [Member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net	193	165
C V A Account For Compensation Of Changes In Portion A Costs [Member] | Amounts Ratified By Aneel In The Next Tariff Adjustment [Member] | Neutrality Of Portion A [Member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net	73	110
C V A Account For Compensation Of Changes In Portion A Costs [Member] | Amounts Ratified By Aneel In The Next Tariff Adjustment [Member] | Billingreturn [Member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net		(395)
C V A Account For Compensation Of Changes In Portion A Costs [Member] | Amounts Ratified By Aneel In The Next Tariff Adjustment [Member] | Other Financial Items [Member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net	(226)	(504)
C V A Account For Compensation Of Changes In Portion A Costs [Member] | Amounts Ratified By Aneel In The Next Tariff Adjustment [Member] | Excess Demand And Reactive Power [Member]
IfrsStatementLineItems [Line Items]
Financial assets (liabilities), net	R$ (47)	R$ (42)